17. RELATED PARTIES TRANSACTIONS (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Salaverri, Dellatorre, Burgio & Wetzler
Disclosure of transactions between related parties [line items]
Fees for services	$ (49)	$ (27)	$ (48)
Total related parties
Disclosure of transactions between related parties [line items]
Fees for services	$ (49)	$ (27)	$ (48)